Deferred Revenue and Customer Deposits	6 Months Ended
Jun. 30, 2012
Deferred Revenue and Customer Deposits [Abstract]
Deferred Revenue and Customer Deposits

7. Deferred Revenue and Customer Deposits

The Company has received deposits on production units and fees for exclusive territorial license.  We have deferred the associated revenues until such time that production order is placed and produced (recognition under percentage of completion method) or through the passage of time (recognition over the life of the license term).

	June 30,	December 31,
	2012	2011
Mexico territory license, non-refundable payment from a company for a six-month period ending February 28, 2011	$150,000	$150,000
China territory license, exclusive 5 year license, expiring June 28, 2015	466,660	466,660
Philippines, deposit on production unit	100,000	100,000
	716,660	716,660
Portion recognized	436,664	389,998
Deferred revenue and customer deposits	$279,996	$326,662

The amount recognized as revenue under licensing arrangements was , $23,333, $23,333, $46,666 and $96,666 for the three and six months ended June 30, 2012 and 2011, respectively.